LONG-TERM INVESTMENT- Additional Information (Details)		1 Months Ended	12 Months Ended
	Oct. 28, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Jul. 31, 2024 CNY (¥)	Jul. 31, 2017 CNY (¥)
Equity method investment
Total consideration | $				$ 4,038,588	$ 452,303
Investment income attributable to the equity investment | $				$ (306,002)	$ 4,016	$ 40,196
Gansu QLS
Equity method investment
Ownership interest acquired (in percent)					79.71%
Jiuquan Qiming Biotechnology Co., Ltd
Equity method investment
Ownership interest sold (in percent)		40.00%
Proceeds from sale of ownership interest		¥ 3,300,000
Ownership interest acquired (in percent)														40.00%
Total consideration														¥ 3,300,000
Payments to acquire investments							¥ 441,250	$ 64,165	¥ 1,658,750	$ 253,596	¥ 1,200,000	$ 176,121
Caihou Capital (Shenzhen) Group Co., Ltd
Equity method investment
Ownership interest acquired (in percent)				25.00%									25.00%
Total consideration													¥ 25,000,000
Payments to acquire investments			¥ 10,000,000	$ 1,402,584
Caihou Capital (Shenzhen) Group Co., Ltd | Subsequent events
Equity method investment
Payments to acquire investments	¥ 15,000,000